Shareholder Report, Average Annual Return (Details) 190691_Baird Chautauqua International Growth Fund_Investor Class Shares_TSR Annual {Investor Class Shares}	12 Months Ended	60 Months Ended	117 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | CCWSX
Average Annual Return, Percent	19.17%	5.39%	9.73%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%	7.91%	8.52%